FORWARD FUNDS

101 California Street, 16th Floor

San Francisco, California 94111

June 21, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos.: 033-48940 and 811-06722
Filing pursuant to Rule 497(e)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated June 1, 2016 to the Prospectuses dated May 1, 2016, for the Investor Class, Institutional Class, Class A, Class C, and Advisor Class shares of the Salient Tactical Muni & Credit Fund (formerly known as the Salient Tactical Muni Strategy Fund) filed pursuant to Rule 497(e) under the 1933 Act on June 1, 2016 (Accession Number: 0001193125-16-610027). The purpose of this filing is to submit the 497(e) filing dated June 1, 2016 in XBRL.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Vice President